Leases - Schedule of Future Minimum Payments Under the Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments Under the Operating Leases [Abstract]
2026	$ 1,599
2027	1,485
2028	1,411
2029	1,349
2030	876
Total lease payments	6,720
Less: imputed interest	(542)
Total operating lease liabilities, net of interest	$ 6,178	$ 3,199